Deferred tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in deferred tax assets and liabilities
Balance at beginning of period	$ (104)	$ (136)	$ (115)
Credited/(charged) to the income statement	24	15	(8)
(Charged)/credited to other comprehensive income	8	4	(17)
Exchange	(2)	13	4
Balance at end of period	(74)	(104)	(136)
Assets
Movement in deferred tax assets and liabilities
Balance at beginning of period	216	166	151
Credited/(charged) to the income statement	60	75	26
(Charged)/credited to other comprehensive income	4	(21)	(5)
Exchange	3	(4)	(6)
Balance at end of period	283	216	166
Liabilities
Movement in deferred tax assets and liabilities
Balance at beginning of period	(320)	(302)	(266)
Credited/(charged) to the income statement	(36)	(60)	(34)
(Charged)/credited to other comprehensive income	4	25	(12)
Exchange	(5)	17	10
Balance at end of period	$ (357)	$ (320)	$ (302)